UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-01485

Exact name of registrant as specified in charter: Delaware Group Equity Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders

Annual report

Delaware American Services Fund

June 30, 2008

Growth equity mutual fund

Portfolio management review	1

Performance summary	5

Disclosure of Fund expenses	8

Sector allocation and top 10 holdings	10

Statement of net assets	11

Statement of operations	15

Statements of changes in net assets	16

Financial highlights	18

Notes to financial statements	28

Report of independent registered public accounting firm	36

Other Fund information	37

Board of trustees/directors and officers addendum	44

About the organization	52

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review Delaware American Services Fund	July 8, 2008

The managers of Delaware American Services Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended June 30, 2008.

What was the investment environment for the 12-month reporting period, and how did it affect Fund performance?

Despite what some analysts viewed as a somewhat optimistic beginning to the fiscal year, particularly within consumer-oriented sectors, the reporting period presented an extremely difficult investment environment in which only two sectors represented in the Fund ended the fiscal year with positive performance. For its fiscal year ended June 30, 2008, Delaware American Services Fund returned -24.98% for Class A shares at net asset value and -29.30% at maximum offer price (both figures reflect all distributions reinvested). The Fund fell significantly short of the performance of the benchmark S&P 500 Index, which returned -13.12% (source: Lipper). For the complete, annualized performance of Delaware American Services Fund, please see the table on page 5.

During the period, the market was heavily affected by the specter of the ongoing credit crisis, coupled with declining home prices and resulting loss of wealth. Early during the Fund’s fiscal year, the troubles associated with these situations appeared to be relatively contained to Wall Street. The problems seemed to climax with the bailout of Bear Stearns by JPMorgan with assistance (a $29 billion lending arrangement) from the Federal Reserve. Yet throughout the reporting period, some large and small banks took huge write offs relative to their size.

The Federal Reserve enacted a number of steps in an attempt to ease credit markets across the globe as the volatility continued. During the period, the Federal Open Market Committee lowered the target fed funds rate — the rate at which banks lend to each other overnight — on seven different occasions, beginning in September 2007. The rate is currently at 2.00%, down from 5.25% at the start of the reporting period. And along with central banks around the world, the Fed established an emergency plan that provided major markets with urgently needed liquidity. In a dramatic decision, the Fed also provided financing sources for financial services companies such as investment banks.

The Fed’s actions, however, were not enough to shield the economy from fundamental weakness that appeared to grow more prominent as the reporting period progressed. Many consumers continued to be hit by declining home prices, and construction on new homes remained weak. Fortunately, employment statistics and wages remained stable, but consumer confidence declined to historic lows (source: Wall Street Journal). Oil increasingly became a major factor affecting consumer confidence during the year, as the price of oil rose above $130 per barrel in June.

What aspects of the tough market environment affected performance?

After rigorously researching individual securities, we invest primarily in leading U.S. service or service-related companies in the basic industry/capital goods, business services, consumer nondurables, consumer services, energy, financial services, and transportation sectors, as well as service-related companies in other sectors.

The views expressed are current as of the date of this report and are subject to change.

Portfolio management review Delaware American Services Fund

The biggest challenge in the portfolio during the fiscal year ended June 30, 2008, as might be expected, was our direct exposure to the consumer. The Fund had a relatively large allocation to consumer-driven sectors, which faced their share of difficulties. The already ailing consumer was pounded with higher gas and energy prices, higher food costs, and negative housing news. Even with an unexpected boost from the recent stimulus checks, many consumers felt pain in the pocket book — as did many of the companies we held.

The team has historically believed that higher-end consumers, and therefore stores selling luxury goods, sustain themselves well through difficult environments. Experience had shown us that higher expenses for goods such as gas and food typically did not affect the pockets of consumers who shop at these retailers, but the recent environment has differed from those in the past. Discount stores and lower-priced restaurants, for instance, were some of the best-performing consumer stocks during the fiscal year. This caused additional pressure for the Fund as we held none of the prominent discount names such as Wal-Mart and Target. In addition, some of our investments during the fiscal year were positions in higher-end retail stores such as Tiffany’s and Urban Outfitters. These retail investments are no longer held in the Fund.

Our holdings in the two sectors with positive performance for the year — energy and transportation — were underweight relative to the benchmark. We had previously moved almost entirely out of transports, and our return to this sector was in time to help Fund performance only slightly. Roughly half of the oil or energy sector is made up of oil services companies, and half of the sector is exploration and production, which tends to be more commodity-related. Starting in the fourth quarter of last year, the rare divergence between the performance in these two portions of the energy sector was dramatic, as exploration and production companies did extremely well. Our investments were all in service stocks, and among those securities, our performance measured up to the less hard-hit benchmark.

Healthcare services stocks have also been affected negatively by election year concerns over potential new healthcare regulations and price controls. Overall, business services, consumer durables, consumer non-durables, consumer services, and financials were down between 10% and 40%.

As in much of the marketplace, the slowdown in mergers and acquisitions resulting from a dearth of available liquidity, hurt the Fund. We believe that some of our numerous smaller caps might have benefited had such activity occurred, but lower stock valuations decreased the number of mergers and acquisitions that took place. Instead, we believe companies opted to purchase only a minority ownership in companies they might have attempted to buy in a more stable economic environment.

What securities were among those responsible for the small positive contributions to performance for the year?

In healthcare, our decision to hold onto names such as DaVita (through April 2008) and WellPoint was a positive in the Fund for the quarter. An industry stalwart, WellPoint had fallen after lowering guidance early in 2008. We believe investors sent shares lower due to concerns that many managed care providers are losing pricing power. We continue to hold WellPoint because of its reputation as a best-in-class company in the sector.

Visa was introduced to the public markets and the portfolio in March of this year. Its record-setting public offering was welcomed by the equity markets and sent the shares dramatically higher. After a large run-up in price, we exited the position because of concerns over valuation and the company’s exposure to the weakening U.S. economy.

The strong increase in the price of oil has benefited many companies this past year. With prices at historic levels, companies are willing to spend more in the search of oil. Oil services company, National Oilwell Varco, benefited from this trend, and environmental services company Clean Harbors was also up for the year. Clean Harbors, which remains in the portfolio, continues to benefit from the outsourcing of hazardous waste disposal. The company has seen strong top and bottom line results because of these trends.

What securities were among those responsible for the negative performance over the year?

With an almost 30% allocation to the consumer sector, the Fund held positions in the athletic apparel company Under Armour. The stock fell for the year, taking its biggest hit after providing lower-than-expected guidance for the first half of 2008, due to increased marketing costs associated with its launch of cross-trainer sneakers. Despite these setbacks, we believed that the company represented a strong, long-term growth opportunity and continued to hold the stock at period end.

Luxury goods retailer, Coach, was also down for the year and detracted from Fund performance. The company has continued to feel pressure because of deteriorating consumer confidence, and we decided to exit this during the year. Coach was a long-time holding for the Fund, and we continue to follow this key retailer, monitoring its earnings momentum. Some other significant detractors were higher end retail stores that suffered from the same economic pressures — Tiffany’s, Nordstrom’s, and J.Crew, which have had negative performance in the first half of 2008 and are no longer held in the Fund.

Financial firms such as Bank of America, Wachovia, Citigroup, and Merrill Lynch have also had a negative impact on the portfolio as they deal with write-downs and the task of raising billions of new capital. The Fund continued to hold positions in these companies at the end of the fiscal year because of their long-term, overall strength.

Among the restaurants pressured with rising food, gas, and energy costs as their day to day business expenses rise, Chipotle Mexican Grill and Red Robin Gourmet Burgers were also detractors from the performance of the Fund. However, we continue to hold them in Delaware American Services Fund because historically restaurant stocks have benefited from tax rebate checks, the results of which we believed would materialize in later earnings reports. In addition, specific restaurant financial metrics led us to anticipate improved returns in this sector that, in our opinion, reflects change early in a business cycle.

Portfolio management review
Delaware American Services Fund

Fund basics
Delaware American Services Fund	As of June 30, 2008
Fund objective:	The Fund seeks to provide long-term capital growth.
Total Fund net assets:	$380 million
Number of holdings:	62
Fund start date:	Dec. 29, 1999
	Nasdaq symbols	CUSIPs
Class A	DASAX	24581P101
Class B	DASBX	24581P309
Class C	DAMCX	24581P408
Class R	DASRX	24581P507
Institutional Class	DASIX	24581P200

Performance summary Delaware American Services Fund	June 30, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware American Services Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through June 30, 2008
	1 year	3 years	5 years	Lifetime
Class A (Est. Dec. 29, 1999)
Excluding sales charge	-24.98%	+0.68%	+8.16%	+12.36%
Including sales charge	-29.30%	-1.29%	+6.88%	+11.58%
Class B (Est. Feb. 28, 2001)
Excluding sales charge	-25.52%	-0.07%	+7.35%	+8.54%
Including sales charge	-28.31%	-0.91%	+7.01%	+8.54%
Class C (Est. Feb. 28, 2001)
Excluding sales charge	-25.52%	-0.07%	+7.35%	+8.54%
Including sales charge	-26.22%	-0.07%	+7.35%	+8.54%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Fund performance chart above and in the Performance of a $10,000 Investment chart on the next page.

Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such a fee is currently subject to a contractual cap of 0.25% of average daily net assets through Oct. 31, 2008.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and

The chart does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Performance summary Delaware American Services Fund

service fee of up to 1.00% of average daily net assets. Please see the prospectus for additional information on Class B purchase and sales charges.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The average annual total returns for the 1-year and lifetime (since Oct. 1, 2005) periods ended June 30, 2008, for Delaware American Services Fund Class R shares were -25.15% and -0.03%, respectively.

Class R shares were first made available Oct. 1, 2005, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Oct. 31, 2008.

The average annual total returns for the 1-year, 3-year, 5-year, and lifetime periods ended June 30, 2008, for Delaware American Services Fund Institutional Class shares were -24.77%, 0.93%, 8.41%, and 12.60%, respectively.

Institutional Class shares were first made available Dec. 29, 1999, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table on the previous page and the graph on the following page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

	Class A	Class B	Class C	Class R	Institutional Class
Net expense ratio
(including fee waivers)	1.34%	2.09%	2.09%	1.59%	1.09%
Total annual operating expenses
(without fee waivers)	1.39%	2.09%	2.09%	1.69%	1.09%

Performance of a $10,000 Investment
Average annual total returns from Dec. 29, 1999, (Fund’s inception) through June 30, 2008

For period beginning Dec. 29, 1999 through June 30, 2008	Starting value	Ending value
S&P 500 Index	$10,000	$10,050
Delaware American Services Fund — Class A shares	$9,425	$25,411

The chart assumes $10,000 invested in the Fund on Dec. 29, 1999, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please see pages 5 and 6 for additional details on these fees.

Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the S&P 500 Index at that month’s end, Dec. 31, 1999.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Disclosure of Fund expenses
For the period January 1, 2008 to June 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware American Services Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/08	6/30/08	Expense Ratio	1/1/08 to 6/30/08*
Actual return
Class A	$1,000.00	$ 825.40	1.42%	$ 6.44
Class B	1,000.00	822.40	2.17%	9.83
Class C	1,000.00	822.40	2.17%	9.83
Class R	1,000.00	824.40	1.67%	7.58
Institutional Class	1,000.00	826.40	1.17%	5.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.80	1.42%	$ 7.12
Class B	1,000.00	1,014.07	2.17%	10.87
Class C	1,000.00	1,014.07	2.17%	10.87
Class R	1,000.00	1,016.56	1.67%	8.37
Institutional Class	1,000.00	1,019.05	1.17%	5.87

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware American Services Fund	As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	101.81%
Basic Industry/Capital Goods	10.59%
Business Services	19.21%
Consumer Durables	1.43%
Consumer Non-Durables	19.78%
Consumer Services	6.92%
Energy	10.32%
Financials	14.50%
Health Care	11.65%
Technology	3.49%
Transportation	3.92%
Securities Lending Collateral	10.19%
Total Value of Securities	112.00%
Obligation to Return Securities Lending Collateral	(10.19%)
Liabilities Net of Receivables and Other Assets	(1.81%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Urban Outfitters	3.76%
National Oilwell Varco	3.70%
Data Domain	2.90%
Amazon.com	2.72%
Flowers Foods	2.56%
Praxair	2.48%
Schlumberger	2.46%
Quest Diagnostics	2.45%
Willbros Group	2.42%
Concur Technologies	2.35%

Statement of net assets
Delaware American Services Fund	June 30, 2008

	Number of shares	Value
Common Stock – 101.81%
Basic Industry/Capital Goods – 10.59%
*Dynamic Materials	197,400	$6,504,330
*†Fuel Tech	209,500	3,691,390
ITT	111,400	7,054,962
*†Orion Energy Systems	581,500	5,815,000
*Praxair	100,000	9,424,000
Precision Castparts	80,000	7,709,600
		40,199,282
Business Services – 19.21%
*†Clean Harbors	62,000	4,405,720
*†Concur Technologies	268,800	8,932,224
*†Data Domain	472,500	11,023,426
Dun & Bradstreet	69,600	6,099,744
†F5 Networks	296,800	8,435,056
†Fiserv	131,600	5,970,692
†Geo Group	292,800	6,588,000
†Google Class A	10,100	5,316,842
#Muni Funding of America 144A	400,000	2,000,000
*†Omniture	429,800	7,981,386
†Yahoo	299,000	6,177,340
		72,930,430
Consumer Durables – 1.43%
*†LKQ	299,300	5,408,351
		5,408,351
Consumer Non-Durables – 19.78%
†BJ’s Restaurants	49,021	476,974
Burger King Holdings	236,100	6,325,119
*†Chipotle Mexican Grill Class A	75,000	6,196,500
*Flowers Foods	342,300	9,700,782
*Guess	230,700	8,639,715
*†Gymboree	170,500	6,831,935
*†Kohl’s	102,800	4,116,112
Lowe’s	173,200	3,593,900
*†lululemon athletica	262,700	7,634,062
*†Red Robin Gourmet Burgers	135,900	3,769,866
†Under Armour Class A	136,100	3,489,604
*†Urban Outfitters	457,900	14,281,901
		75,056,470

Statement of net assets
Delaware American Services Fund

	Number of shares	Value
Common Stock (continued)
Consumer Services – 6.92%
*†Amazon.com	140,800	$10,324,864
†DISH Network Class A	176,500	5,167,920
International Game Technology	195,400	4,881,092
*Marriott International Class A	123,800	3,248,512
Starwood Hotels & Resorts Worldwide	66,300	2,656,641
		26,279,029
Energy – 10.32%
†National Oilwell Varco	158,300	14,044,376
Schlumberger	87,000	9,346,410
*Smith International	78,900	6,559,746
†Willbros Group	210,000	9,200,100
		39,150,632
Financials – 14.50%
†Affiliated Managers Group	47,500	4,277,850
*Apollo Investment	308,173	4,416,119
Bank of America	199,700	4,766,839
*BlackRock Kelso Capital	320,592	3,032,800
Citigroup	229,200	3,841,392
*Hartford Financial Services Group	92,000	5,940,440
JPMorgan Chase	195,900	6,721,329
#Maiden Holdings 144A	500,000	3,200,000
Merrill Lynch	110,800	3,513,468
MetLife	115,500	6,094,935
NYSE Euronext	44,500	2,254,370
*Wachovia	87,300	1,355,769
*Wells Fargo	237,100	5,631,125
		55,046,436
Health Care – 11.65%
*Healthcare Services Group	345,300	5,252,013
†Medco Health Solutions	99,200	4,682,240
*Quest Diagnostics	192,100	9,311,087
†ResMed	220,200	7,869,948
UnitedHealth Group	320,100	8,402,625
†WellPoint	182,700	8,707,482
		44,225,395

	Number of shares	Value
Common Stock (continued)
Technology – 3.49%
†American Tower Class A	195,700	$8,268,325
*†Taleo Class A	254,600	4,987,614
		13,255,939
Transportation – 3.92%
*Hunt (J.B.) Transport Services	242,000	8,053,760
Knight Transportation	373,500	6,835,050
		14,888,810
Total Common Stock (cost $403,952,715)		386,440,774

Total Value of Securities Before Securities
Lending Collateral – 101.81% (cost $403,952,715)		386,440,774

Securities Lending Collateral** – 10.19%
Investment Companies
Mellon GSL DBT II Collateral Fund	38,687,669	38,687,669
Total Securities Lending Collateral (cost $38,687,669)		38,687,669

Total Value of Securities – 112.00%
(cost $442,640,384)		425,128,443 ©
Obligation to Return Securities
Lending Collateral** – (10.19%)		(38,687,669)
Liabilities Net of Receivables and
Other Assets – (1.81%)		(6,861,917)
Net Assets Applicable to 26,537,907
Shares Outstanding – 100.00%		$379,578,857

Net Asset Value – Delaware American Services Fund
Class A ($230,659,243 / 15,841,833 Shares)		$14.56
Net Asset Value – Delaware American Services Fund
Class B ($38,984,814 / 2,844,235 Shares)		$13.71
Net Asset Value – Delaware American Services Fund
Class C ($78,451,039 / 5,723,583 Shares)		$13.71
Net Asset Value – Delaware American Services Fund
Class R ($4,588,266 / 317,324 Shares)		$14.46
Net Asset Value – Delaware American Services Fund
Institutional Class ($26,895,495 / 1,810,932 Shares)		$14.85

Statement of net assets
Delaware American Services Fund

Components of Net Assets at June 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$421,614,761
Accumulated net realized loss on investments	(24,523,963)
Net unrealized depreciation of investments	(17,511,941)
Total net assets	$379,578,857

*	Fully or partially on loan.
†	Non income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $5,200,000, which represented 1.37% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
**	See Note 8 in “Notes to financial statements.”
©	Includes $37,118,716 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware American Services Fund
Net asset value Class A (A)	$14.56
Sales charge (5.75% of offering price) (B)	0.89
Offering price	$15.45

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations
Delaware American Services Fund	Year Ended June 30, 2008

Investment Income:
Dividends	$5,743,092
Interest	405,808
Securities lending income	1,550,681	$7,699,581

Expenses:
Management fees	4,120,505
Distribution expenses – Class A	1,018,135
Distribution expenses – Class B	565,553
Distribution expenses – Class C	1,225,249
Distribution expenses – Class R	29,433
Dividend disbursing and transfer agent fees and expenses	1,334,587
Accounting and administration expenses	221,771
Reports and statements to shareholders	140,416
Legal fees	118,747
Registration fees	79,384
Custodian fees	41,674
Audit and tax	37,716
Trustees’ fees	26,901
Insurance fees	12,061
Consulting fees	10,536
Dues and services	5,941
Taxes (other than taxes on income)	4,679
Trustee’s expenses	2,248
Pricing fees	2,192	8,997,728
Less waived distribution expenses – Class A		(169,689)
Less waived distribution expenses – Class R		(4,906)
Less expense paid indirectly		(3,849)
Total operating expenses		8,819,284
Net Investment Loss		(1,119,703)

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(11,643,024)
Net change in unrealized appreciation/depreciation of investments		(144,423,024)
Net Realized and Unrealized Loss on Investments		(156,066,048)

Net Decrease in Net Assets Resulting from Operations		$(157,185,751)

See accompanying notes

Statements of changes in net assets
Delaware American Services Fund

	Year Ended
	6/30/08	6/30/07
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,119,703)	$(2,007,959)
Net realized gain (loss) on investments	(11,643,024)	30,265,286
Net change in unrealized
appreciation/depreciation of investments	(144,423,024)	76,148,943
Net increase (decrease) in net assets
resulting from operations	(157,185,751)	104,406,270

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(23,854,032)	(5,160,973)
Class B	(4,218,514)	(1,318,427)
Class C	(9,163,387)	(2,257,798)
Class R	(284,129)	(30,195)
Institutional Class	(2,109,117)	(369,702)
	(39,629,179)	(9,137,095)

Capital Share Transactions:
Proceeds from shares sold:
Class A	75,253,914	174,709,945
Class B	1,407,138	10,000,136
Class C	21,520,542	46,370,054
Class R	4,006,743	2,776,670
Institutional Class	16,136,033	13,540,700

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	21,647,654	4,695,215
Class B	3,978,235	1,259,490
Class C	8,735,452	2,152,494
Class R	284,129	30,195
Institutional Class	2,022,308	365,221
	154,992,148	255,900,120

	Year Ended
	6/30/08	6/30/07
Capital Share Transactions (continued)
Cost of shares repurchased:
Class A	$(154,213,113)	$(68,595,998)
Class B	(17,328,828)	(10,191,237)
Class C	(54,082,954)	(23,279,282)
Class R	(2,145,088)	(214,086)
Institutional Class	(12,661,365)	(3,168,036)
	(240,431,348)	(105,448,639)
Increase (decrease) in net assets derived
from capital share transactions	(85,439,200)	150,451,481
Net Increase (Decrease) in Net Assets	(282,254,130)	245,720,656

Net Assets:
Beginning of year	661,832,987	416,112,331
End of year (there was no undistributed net investment
income at either year end)	$379,578,857	$661,832,987

See accompanying notes

Financial highlights
Delaware American Services Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Year Ended
6/30/08	6/30/07	6/30/06		6/30/05	6/30/04
$20.640	$17.270	$15.510		$14.400	$11.260

0.004	(0.026)	(0.052)		(0.074)	(0.077)
(4.894)	3.764	1.812		1.620	3.457
(4.890)	3.738	1.760		1.546	3.380

(1.190)	(0.368)	—		(0.436)	(0.240)
(1.190)	(0.368)	—		(0.436)	(0.240)

$14.560	$20.640	$17.270		$15.510	$14.400

(24.98% )	22.19%	11.35%		11.30%	30.29%

$230,659	$406,776	$237,455		$144,146	$48,662
1.36%	1.34%	1.36%		1.41%	1.38%

1.41%	1.39%	1.41%		1.47%	1.56%
0.03%	(0.14% )	(0.32%	)	(0.51% )	(0.58% )

(0.02% )	(0.19% )	(0.37%	)	(0.57% )	(0.76% )
81%	62%	78%		128%	199%

19

Financial highlights
Delaware American Services Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Year Ended
6/30/08	6/30/07	6/30/06		6/30/05	6/30/04
$19.640	$16.570	$15.000		$14.040	$11.070

(0.120)	(0.155)	(0.172)		(0.179)	(0.173)
(4.620)	3.593	1.742		1.575	3.383
(4.740)	3.438	1.570		1.396	3.210

(1.190)	(0.368)	—		(0.436)	(0.240)
(1.190)	(0.368)	—		(0.436)	(0.240)

$13.710	$19.640	$16.570		$15.000	$14.040

(25.52% )	21.30%	10.47%		10.50%	29.26%

$38,985	$71,164	$58,797		$39,238	$14,053
2.11%	2.09%	2.11%		2.16%	2.13%

2.11%	2.09%	2.11%		2.17%	2.26%
(0.72% )	(0.89% )	(1.07%	)	(1.26% )	(1.33% )

(0.72% )	(0.89% )	(1.07%	)	(1.27% )	(1.46% )
81%	62%	78%		128%	199%

21

Financial highlights
Delaware American Services Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Year Ended
6/30/08	6/30/07	6/30/06		6/30/05	6/30/04
$19.640	$16.570	$15.000		$14.040	$11.060

(0.120)	(0.156)	(0.172)		(0.178)	(0.173)
(4.620)	3.594	1.742		1.574	3.393
(4.740)	3.438	1.570		1.396	3.220

(1.190)	(0.368)	—		(0.436)	(0.240)
(1.190)	(0.368)	—		(0.436)	(0.240)

$13.710	$19.640	$16.570		$15.000	$14.040

(25.52% )	21.30%	10.47%		10.50%	29.26%

$78,451	$146,703	$100,628		$52,263	$8,614
2.11%	2.09%	2.11%		2.16%	2.13%

2.11%	2.09%	2.11%		2.17%	2.26%
(0.72% )	(0.89% )	(1.07%	)	(1.26% )	(1.33% )

(0.72% )	(0.89% )	(1.07%	)	(1.27% )	(1.46% )
81%	62%	78%		128%	199%

23

Financial highlights
Delaware American Services Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

24

		10/1/05[1]
Year Ended		to
6/30/08	6/30/07	6/30/06
$20.550	$17.240	$15.750

(0.038)	(0.072)	(0.078)
(4.862)	3.750	1.568
(4.900)	3.678	1.490

(1.190)	(0.368)	—
(1.190)	(0.368)	—

$14.460	$20.550	$17.240

(25.15% )	21.87%	9.46%

$4,588	$4,182	$1,193
1.61%	1.59%	1.63%

1.71%	1.69%	1.73%
(0.22% )	(0.39% )	(0.63% )

(0.32% )	(0.49% )	(0.73% )
81%	62%	78% [4]

25

Financial highlights
Delaware American Services Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

26

Year Ended
6/30/08	6/30/07	6/30/06		6/30/05	6/30/04
$20.970	$17.500	$15.680		$14.520	$11.320

0.048	0.021	(0.010)		(0.037)	(0.043)
(4.978)	3.817	1.830		1.633	3.483
(4.930)	3.838	1.820		1.596	3.440

(1.190)	(0.368)	—		(0.436)	(0.240)
(1.190)	(0.368)	—		(0.436)	(0.240)

$14.850	$20.970	$17.500		$15.680	$14.520

(24.77% )	22.47%	11.61%		11.63%	30.46%

$26,896	$33,008	$18,039		$1,934	$1,133
1.11%	1.09%	1.11%		1.16%	1.13%

1.11%	1.09%	1.11%		1.17%	1.26%
0.28%	0.11%	(0.07%	)	(0.26% )	(0.33% )

0.28%	0.11%	(0.07%	)	(0.27% )	(0.46% )
81%	62%	78%		128%	199%

27

Notes to financial statements
Delaware American Services Fund	June 30, 2008

Delaware Group Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B share may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

28

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

29

Notes to financial statements
Delaware American Services Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,174 for the year ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset

30

value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the year ended June 30, 2008, the Fund was charged $85,847 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and services fees through October 31, 2008, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$252,930
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	94,272
Distribution fees payable to DDLP	157,816
Other expenses payable to DMC and affiliates*	30,294

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2008, the Fund was charged $35,473 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended June 30, 2008, DDLP earned $95,301 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2008, DDLP received gross CDSC commissions of $5,357, $152,754 and $25,586 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

31

Notes to financial statements
Delaware American Services Fund

3. Investments

For the year ended June 30, 2008, the Fund made purchases of $442,245,844 and sales of $544,889,146 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes was $444,560,142. At June 30, 2008, the net unrealized depreciation was $19,431,699 of which $49,115,526, related to unrealized appreciation of investments and $68,547,225 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2008 and 2007 was as follows:

	Year Ended
	6/30/08	6/30/07
Ordinary income	$11,662,069	$—
Long-term capital gain	27,967,110	9,137,095
Total	$39,629,179	$9,137,095

5. Components of Net Assets on a Tax Basis

As of June 30, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$421,614,761
Undistributed long-term capital gains	1,074,247
Post-October losses	(23,678,452)
Unrealized depreciation of investments	(19,431,699)
Net assets	$379,578,857

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and partnership income.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through June 30, 2008 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2008, the Fund recorded the following reclassifications.

Paid-in capital	$(1,062,634)
Accumulated net investment loss	1,119,703
Accumulated net realized gain (loss)	(57,069)

32

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/08	6/30/07
Shares sold:
Class A	4,115,037	9,407,861
Class B	78,084	572,879
Class C	1,199,473	2,590,641
Class R	219,451	143,562
Institutional Class	883,053	694,015

Shares issued upon reinvestment of dividends and distributions:
Class A	1,139,478	284,988
Class B	220,851	79,859
Class C	485,339	136,452
Class R	15,071	1,835
Institutional Class	104,677	21,859
	8,460,514	13,933,951

Shares repurchased:
Class A	(9,123,653)	(3,735,353)
Class B	(1,078,181)	(577,748)
Class C	(3,430,949)	(1,330,225)
Class R	(120,690)	(11,151)
Institutional Class	(750,466)	(173,083)
	(14,503,939)	(5,827,560)
Net increase (decrease)	(6,043,425)	8,106,391

For the years ended June 30, 2008 and 2007, 126,991 Class B shares were converted to 119,872 Class A shares valued at $2,001,165 and 115,796 Class B shares were converted to 110,503 Class A shares valued at $2,116,646, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family® of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2008, or at any time during the year then ended.

33

Notes to financial statements
Delaware American Services Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of securities on loan was $37,118,716, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund concentrates its investments in U.S. service and service-related companies across the economic spectrum. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting companies in these industries than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight,

34

the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2008, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	71%
(B) Ordinary Income Distributions* (Tax Basis)	29%
(C) Total Distributions (Tax Basis)	100%
(D) Qualifying Dividends[1]	34%

(A) and (B) are based on a percentage of the Fund’s total distributions. (D) is based on a percentage of the Fund’s ordinary income distributions.
[1]	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*	For the fiscal year ended June 30, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $3,729,980 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

35

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III – Delaware American Services Fund

We have audited the accompanying statement of net assets of Delaware American Services Fund (one of the series constituting Delaware Group Equity Funds III) (the Fund) as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware American Services Fund of Delaware Group Equity Funds III at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 15, 2008

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Other Fund information (unaudited)
Delaware American Services Fund

Board Consideration of Delaware American Services Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware American Services Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also

37

Other Fund information (unaudited)
Delaware American Services Fund

Board Consideration of Delaware American Services Fund Investment Advisory Agreement (continued)

considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware fund for the same class of shares in another Delaware fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware funds and the privilege to combine holdings in other Delaware funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three- and five-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the first quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered

38

investment strategy changes implemented in late 2007. The Board recognized Management’s efforts to increase portfolio management depth, noting particularly the hiring of a new head of the equity department in 2007. The Board was satisfied that Management was taking effective action to improve Fund performance and to meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to

39

Other Fund information (unaudited)
Delaware American Services Fund

Board Consideration of Delaware American Services Fund Investment Advisory Agreement (continued)

the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Fund management

Marshall T. Bassett
Senior Vice President, Chief Investment Officer — Emerging Growth Equity
Marshall T. Bassett leads the firm’s Emerging Growth Equity team, which focuses on small-, mid-, and smid-cap investment products and strategies. Before taking over leadership of the Emerging Growth Equity team, Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. Prior to joining Delaware Investments in 1997, he worked for eight years at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from The Fuqua School of Business at Duke University. Bassett is a member of The Fuqua School’s alumni board.

40

Barry S. Gladstein, CFA
Vice President, Portfolio Manager
Barry S. Gladstein is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in 1995, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of the CFA Society of Philadelphia.

Christopher M. Holland
Vice President, Portfolio Manager
Christopher M. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining the firm, Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA
Vice President, Portfolio Manager
Steven T. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III
Vice President, Portfolio Manager
Rudy D. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

41

Other Fund information (unaudited)
Delaware American Services Fund

Michael S. Tung, M.D.
Vice President, Portfolio Manager, Equity Analyst
Michael S. Tung, M.D., handles research and analysis and portfolio management in the healthcare sector for the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in November 2006 as an equity analyst covering the technology and healthcare sectors for the firm’s Emerging Markets team, he worked for 20 months as a vice president at the Galleon Group, performing fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Pembroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in the commonwealth of Massachusetts.

Lori P. Wachs, CFA
Vice President, Portfolio Manager
Lori P. Wachs is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments in 1992 after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

42

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

44

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	84	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	84	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of Investment
(January 1984–March 2004)		Committee
The Haverford School
(2002–Present)

Chairman of
Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

46

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Investment Committee
Member
Pennsylvania Horticultural
Society
(February 2006–Present)

President	84	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
Director
Executive Vice President		Allied Barton
University of Pennsylvania		Security Holdings
(April 1995–June 2002)

Founder and	84	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	84	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	84	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	84	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

48

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Chair of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	84	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	84	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director and Audit
Founder		Committee Member
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

50

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	84	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	84	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	84	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	84	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

51

About the organization

This annual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

52

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

53

Annual report

Delaware Small Cap Growth Fund

June 30, 2008

Growth equity mutual fund

Portfolio management review	1

Performance summary	5

Disclosure of Fund expenses	8

Sector allocation and top 10 equity holdings	10

Statement of net assets	11

Statement of operations	16

Statements of changes in net assets	18

Financial highlights	20

Notes to financial statements	30

Report of independent registered public accounting firm	38

Other Fund information	39

Board of trustees/directors and officers addendum	46

About the organization	54

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Small Cap Growth Fund	July 8, 2008

The managers of Delaware Small Cap Growth Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended June 30, 2008.

Please discuss the market environment over the last year.

Despite what some viewed as a somewhat optimistic beginning to the fiscal year, the investment environment during the reporting period was very difficult. As the macroeconomic environment gradually deteriorated, the number of sectors that remained attractive to us grew steadily thinner.

Specifically, the period was heavily affected by the specter of the credit crisis, declining home prices, and the resulting loss of wealth, virtually across the country. During the early part of the Fund’s fiscal year, the troubles associated with these situations appeared to be relatively contained to Wall Street. The problems seemed to climax with the bailout of Bear Stearns by J.P. Morgan with assistance (a $29 billion lending arrangement) from the Federal Reserve. Yet throughout the reporting period, large and small banks took huge write-offs relative to their size.

The Federal Reserve enacted a range of steps in attempt to ease credit markets across the globe. During the period the Federal Open Market Committee lowered the target fed funds rate — the rate at which banks lend to each other overnight — on seven different occasions to finish at 2.00%, which was 3.25 percentage points below the rate at the beginning of the reporting period. And along with central banks around the world, the Fed established a plan for biweekly emergency auctions of loans to banks in need, which provided major markets with virtually unlimited liquidity. In a dramatic decision, the Fed also provided financing sources for financial services companies such as investment banks.

The Fed’s actions, however, were not enough to shield the economy from fundamental weakness that appeared to grow more prominent as the reporting period progressed. Many consumers continued to be hit by declining home prices, and construction of new homes remained weak. Fortunately, employment statistics and wages held up fairly well, but consumer confidence declined to historic lows. Oil was a major factor affecting consumer confidence during the year, because the price of oil rose above $130 a barrel.

Since January, the markets have been trying to find a bottom but have been unable to do so. Unfortunately, small-cap stocks bore the brunt of the negative conditions during the reporting period.

How did the Fund perform during the period?

For its fiscal year ended June 30, 2008, Delaware Small Cap Growth Fund returned -23.38% for Class A shares at net asset value and -27.81% at maximum offer price (both figures reflect all distributions reinvested). During the same period, the Fund’s benchmark, the Russell 2000® Growth Index, returned -10.83% (source: Russell). For the complete, annualized performance of Delaware Small Cap Growth Fund, please see the table on page 5.

The views expressed are current as of the date of this report and are subject to change.

1

Portfolio management review
Delaware Small Cap Growth Fund

How did the market environment affect stock selection?

Given the continuing fallout over the credit crisis, the collapse of the housing market, and rising oil prices, it’s no surprise that our direct exposure to the consumer posed challenges during the fiscal year. The Fund had a significant allocation to consumer-driven sectors, which faced their share of difficulties. The already ailing consumer was pounded with higher gas and energy prices, higher food costs, and negative housing news. Even with an unexpected boost from the recent stimulus checks, the consumer felt pain in the pocketbook — as did many of the companies we held.

In response to these headwinds for consumer spending, we reduced our weighting in consumer-oriented names (particularly those that trade in high-ticket items) and reinvested the proceeds in sectors that we believed had less direct exposure to these factors.

Having previously moved almost entirely out of transports, our return to this sector helped the Fund significantly. We decided to invest in the sector because high energy prices had forced some smaller competitors out of the market. This enabled the more established companies to better control pricing.

Within the broader negative market environment, however, we did not change our bottom-up investment process during the year. We remained committed to seeking out and holding on to those market leaders that continued to show the potential to deliver superior relative growth in revenue and earnings. We believe such companies, which have strong balance sheets, low debt, and growing earnings, were best positioned to weather the negative market environment.

What were some of the strongest performers during the year?

The biotechnology company United Therapeutics was one of the top contributors to performance for the fiscal year. Several positive data releases for its Phase III trial of Remodulin, a drug used for pulmonary arterial hypertension, boosted performance. We believe the value for this drug has not been fully priced into the stock.

Clean Harbors was also up for the period. The environmental services company continued to benefit from companies outsourcing their hazardous waste disposal. This trend has contributed to the company’s strong top- and bottom-line results. With the growing focus on corporate responsibility and environmental issues, we believe companies like Clean Harbors will continue to benefit. We continue to believe it is a market leader in the industry.

We believe the growth in demand for energy, combined with a market perception that supply is limited, has contributed to high oil prices. W-H Energy Services has benefited from this dynamic because we believe companies are willing to spend more for drilling services. After strong increases in earnings this year, the company agreed to be bought out by Smith International. We continue to hold the stock in our portfolio.

What securities detracted from performance?

Penwest Pharmaceuticals was one of the biggest disappointments for the fiscal year. Patent litigation over one of its main revenue-generating drugs, Opana, has continued to weigh on the shares. Uncertainty over the outcome of this litigation caused us to sell our position.

2

Also detracting from performance was First Cash Financial Services. The consumer finance company declined significantly due to disappointing results in its Auto Master division, which suffered from more credit defaults than expected. Based on their poor results, we decided to sell the position.

Acadia Pharmaceuticals also hampered performance for the period. The biggest hurdle it faced concerned the failure in mid-stage trials of its developmental schizophrenia drug. Despite this setback, we continue to hold this stock because we believe it was oversold.

Please discuss the impact of the surging price of oil on portfolio performance.

After remaining relatively stable for most of 2007, oil prices began to surge in the fourth quarter of 2007 and continued to climb through the first two quarters of 2008. During that time, we believe the market had been continuously narrowing into a relatively few attractive sectors, which obviously included both oil exploration and production (E&P) stocks and oil-related service stocks.

Because we traditionally invest in oil service-related companies, we missed out on the more dramatic increase in the E&P stocks, which are more commodity-related. Nonetheless, our service-related stocks posted healthy gains despite underperforming the benchmark.

How was the Fund positioned at the end of the period?

We felt that high energy costs would continue to negatively affect consumer demand, and this, combined with other commodity cost increases, could dampen overall corporate profitability. However, with markets down considerably for the first half of 2008, we believed it likely that most of the negative sentiment was already incorporated into existing stock prices. Although gains in the most recent quarter were mainly concentrated in select areas of the investment universe, we believed that there were still attractive companies in all of the sectors that we follow. We continued to seek out and invest in those companies that we perceived to have the potential to generate strong earnings and revenue growth.

3

Portfolio management review
Delaware Small Cap Growth Fund

Fund basics
Delaware Small Cap Growth Fund	As of June 30, 2008
Fund objective:	Delaware Small Cap Growth Fund seeks to provide long-term capital growth.
Total Fund net assets:	$17 million
Number of holdings:	80
Fund start date:	July 31, 2001
	Nasdaq symbols	CUSIPs
Class A	DSCAX	246118301
Class B	DSCBX	246118400
Class C	DSCCX	246118509
Class R	DSCRX	246118590
Institutional Class	DSCIX	246118608

4

Performance summary
Delaware Small Cap Growth Fund	July 8, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Small Cap Growth Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through June 30, 2008
	1 year	3 years	5 years	Lifetime
Class A (Est. July 31, 2001)
Excluding sales charge	-23.38%	-0.36%	+4.28%	+4.21%
Including sales charge	-27.81%	-2.31%	+3.05%	+3.32%
Class B (Est. July 31, 2001)
Excluding sales charge	-23.89%	-1.07%	+3.51%	+3.49%
Including sales charge	-26.45%	-1.75%	+3.16%	+3.49%
Class C (Est. July 31, 2001)
Excluding sales charge	-23.89%	-1.07%	+3.51%	+3.49%
Including sales charge	-24.53%	-1.07%	+3.51%	+3.49%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Fund performance chart above and in the Performance of a $10,000 investment chart on page 7. The current expenses for each class are listed in the chart on page 6.

Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such a fee is currently subject to a contractual cap of 0.25% of average daily net assets through Oct. 31, 2008.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges, as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and

5

Performance summary
Delaware Small Cap Growth Fund

service fee of up to 1.00% of average daily net assets. Please see the prospectus for additional information on Class B purchase and sales charges.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Management has contracted to reimburse expenses and/or waive its management fees from Nov. 1, 2007, through Oct. 31, 2008, as described in the most recent prospectus.

The average annual total returns for the 1-year, 3-year, 5-year, and lifetime (since June 2, 2003) periods ended June 30, 2008, for Delaware Small Cap Growth Fund Class R shares were -23.56%, -0.60%, +3.98%, and +4.21%, respectively.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Oct. 31, 2008.

The average annual total returns for the 1-year, 3-year, 5-year, and lifetime periods ended June 30, 2008, for Delaware Small Cap Growth Fund Institutional Class shares were -23.12%, -0.15%, +4.50%, and +4.44%, respectively.

Institutional Class shares were first made available July 31, 2001, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. The performance table on the previous page and the graph on page 7 do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Diversification does not assure a profit or protect against loss in a declining market. Funds that invest in small and/or medium-sized company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

	Class A	Class B	Class C	Class R	Institutional Class
Net expense ratio
(including fee waivers)	1.70%	2.45%	2.45%	1.95%	1.45%
Total annual operating expenses
(without fee waivers)	2.33%	3.03%	3.03%	2.63%	2.03%

6

Performance of a $10,000 investment
Average annual total returns from July 31, 2001 (Fund’s inception) through June 30, 2008

For period beginning July 31, 2001 through June 30, 2008	Starting value	Ending value
Russell 2000 Growth Index	$10,000	$13,518
Delaware Small Cap Growth Fund — Class A shares	$9,425	$12,536

The chart assumes $10,000 invested on July 31, 2001, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please see pages 5 and 6 for additional details on these fees.

Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the Russell 2000 Growth Index as of July 31, 2001.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

The chart does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

7

Disclosure of Fund expenses
For the period January 1, 2008 to June 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Small Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/08	6/30/08	Expense Ratio	1/1/08 to 6/30/08*
Actual Fund return
Class A	$1,000.00	$824.80	1.70%	$7.71
Class B	1,000.00	822.50	2.45%	11.10
Class C	1,000.00	822.50	2.45%	11.10
Class R	1,000.00	823.80	1.95%	8.84
Institutional Class	1,000.00	825.90	1.45%	6.58
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.41	1.70%	$8.52
Class B	1,000.00	1,012.68	2.45%	12.26
Class C	1,000.00	1,012.68	2.45%	12.26
Class R	1,000.00	1,015.17	1.95%	9.77
Institutional Class	1,000.00	1,017.65	1.45%	7.27

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

9

Sector allocation and top 10 equity holdings
Delaware Small Cap Growth Fund	As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	96.09%
Basic Industry/Capital Goods	14.06%
Business Services	11.45%
Consumer Durables	2.53%
Consumer Non-Durables	5.68%
Consumer Services	3.84%
Energy	8.58%
Financials	5.66%
Health Care	24.18%
Technology	16.97%
Transportation	3.14%
Discount Note	3.34%
Securities Lending Collateral	27.61%
Total Value of Securities	127.04%
Obligation to Return Securities Lending Collateral	(27.61%)
Receivables and Other Assets Net of Liabilities	0.57%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of net assets
United Therapeutics	4.11%
OSI Pharmaceuticals	2.61%
Data Domain	2.51%
Concur Technologies	2.38%
Old Dominion Freight Line	2.17%
Wright Medical Group	2.13%
Gymboree	2.07%
APP Pharmaceuticals	2.00%
Microsemi	2.00%
Omniture	1.99%

10

Statement of net assets
Delaware Small Cap Growth Fund	June 30, 2008

	Number of shares	Value
Common Stock – 96.09%
Basic Industry/Capital Goods – 14.06%
*†Ceradyne	6,400	$219,520
†Dycom Industries	10,200	148,104
Dynamic Materials	7,000	230,650
†Flow International	35,800	279,240
†Haynes International	4,300	247,465
†Hexcel	14,700	283,710
Lincoln Electric Holdings	3,100	243,970
*†Middleby	3,700	162,467
*†Orion Energy Systems	22,600	226,000
†Tetra Tech	13,200	298,584
		2,339,710
Business Services – 11.45%
†Advisory Board	4,800	188,784
†Aecom Technology	8,300	269,999
†AMN Healthcare Services	11,000	186,120
*†Cardtronics	19,000	168,530
†Clean Harbors	2,600	184,756
†Concur Technologies	11,900	395,437
*†Emergency Medical Services	11,100	251,193
†Ultimate Software Group	7,300	260,099
		1,904,918
Consumer Durables – 2.53%
†LKQ	11,800	213,226
*†WMS Industries	6,950	206,902
		420,128
Consumer Non-Durables – 5.68%
†Gymboree	8,600	344,602
*†Lululemon Athletica	10,200	296,412
*†Lumber Liquidators	3,300	42,900
*†Titan Machinery	3,900	122,148
*†Under Armour Class A	5,400	138,456
		944,518
Consumer Services – 3.84%
*†BJ’s Restaurants	12,200	118,706
*†Chipotle Mexican Grill Class A	3,100	256,122
†RHI Entertainment	7,100	92,229
*†Texas Roadhouse Class A	19,200	172,224
		639,281

11

Statement of net assets
Delaware Small Cap Growth Fund

	Number of shares	Value
Common Stock (continued)
Energy – 8.58%
†Cal Dive International	18,800	$268,652
*Carbo Ceramics	5,300	309,255
†ION Geophysical	17,500	305,375
†T-3 Energy Services	3,000	238,410
†W-H Energy Services	3,200	306,368
		1,428,060
Financials – 5.66%
†Amerisafe	9,200	146,648
CastlePoint Holdings	21,800	198,162
Delphi Financial Group	6,850	158,509
*Evercore Partners Class A	7,100	67,450
Meadowbrook Insurance Group	7,800	41,340
†Signature Bank	4,800	123,648
*Sterling Financial	10,000	41,400
United Fire & Casualty	6,100	164,273
		941,430
Health Care – 24.18%
†Abraxis BioScience	3,025	191,967
*†Acadia Pharmaceuticals	25,400	93,726
†Affymetrix	2,800	28,812
*†Align Technology	14,000	146,860
†Animal Health International	14,400	89,712
*†APP Pharmaceuticals	19,900	332,728
†Applera - Celera Group	14,100	160,176
*†Conceptus	4,800	88,752
†Cougar Biotechnology	5,300	126,299
*Healthcare Services Group	14,300	217,503
†Immucor	4,700	121,636
*†Isis Pharmaceuticals	11,000	149,930
†Martek Biosciences	1,900	64,049
†Medarex	35,400	233,994
†Omrix Biopharmaceuticals	6,400	100,736
†OSI Pharmaceuticals	10,500	433,860
†Par Pharmaceutical	900	14,607
†Regeneron Pharmaceuticals	8,500	122,740
*†Savient Pharmaceuticals	400	10,120
†United Therapeutics	7,000	684,249

12

	Number of shares	Value
Common Stock (continued)
Health Care (continued)
Vital Signs	3,000	$170,340
†Wright Medical Group	12,500	355,125
*†Zymogenetics	10,000	84,200
		4,022,121
Technology – 16.97%
†Ansoft	5,100	185,640
†Ariba	12,000	176,520
*†Art Technology Group	73,800	236,160
*†Atheros Communications	9,500	285,000
*†Cavium Networks	12,300	258,300
*†Data Domain	17,900	417,607
†F5 Networks	4,000	113,680
†Informatica	10,000	150,400
†Microsemi	13,200	332,376
*†Omniture	17,800	330,546
*†Riverbed Technology	9,000	123,480
*†Taleo Class A	10,900	213,531
		2,823,240
Transportation – 3.14%
†Celadon Group	16,300	162,837
*†Old Dominion Freight Line	12,000	360,240
		523,077
Total Common Stock (cost $15,547,178)		15,986,483

	Principal amount
≠Discount Note – 3.34%
Federal Home Loan Bank 2.03% 7/1/08	$555,000	555,000
Total Discount Note (cost $555,000)		555,000

Total Value of Securities Before Securities
Lending Collateral – 99.43% (cost $16,102,178)		16,541,483

13

Statement of net assets
Delaware Small Cap Growth Fund

	Number of shares	Value
Securities Lending Collateral** – 27.61%
Investment Companies
Mellon GSL DBT II Collateral Fund	4,593,055	$4,593,055
Total Securities Lending Collateral (cost $4,593,055)		4,593,055

Total Value of Securities – 127.04%
(cost $20,695,233)		21,134,538 ©
Obligation to Return Securities
Lending Collateral** – (27.61%)		(4,593,055)
Receivables and Other Assets
Net of Liabilities – 0.57%		94,662
Net Assets Applicable to 2,040,135
Shares Outstanding – 100.00%		$16,636,145

Net Asset Value – Delaware Small Cap Growth Fund
Class A ($8,563,063 / 1,021,787 Shares)		$8.38
Net Asset Value – Delaware Small Cap Growth Fund
Class B ($2,139,645 / 271,670 Shares)		$7.88
Net Asset Value – Delaware Small Cap Growth Fund
Class C ($4,708,519 / 597,889 Shares)		$7.88
Net Asset Value – Delaware Small Cap Growth Fund
Class R ($1,224,324 / 148,719 Shares)		$8.23
Net Asset Value – Delaware Small Cap Growth Fund
Institutional Class ($594 / 69.53 Shares)		$8.54

Components of Net Assets at June 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)		$16,601,679
Accumulated net realized loss on investments		(404,839)
Net unrealized appreciation of investments		439,305
Total net assets		$16,636,145

14

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $4,347,954 of securities loaned.

Net Asset Value and Offering Price per Share –
Delaware Small Cap Growth Fund
Net asset value Class A (A)	$8.38
Sales charge (5.75% of offering price) (B)	0.51
Offering price	$8.89

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

15

Statement of operations
Delaware Small Cap Growth Fund	Year Ended June 30, 2008

Investment Income:
Dividends	$34,829
Interest	16,839
Securities lending income	73,440	$125,108

Expenses:
Management fees	223,313
Distribution expenses – Class A	33,103
Distribution expenses – Class B	30,441
Distribution expenses – Class C	66,292
Distribution expenses – Class R	10,201
Dividend disbursing and transfer agent fees and expenses	109,053
Registration fees	59,668
Reports and statements to shareholders	21,082
Audit and tax fees	10,005
Accounting and administration expenses	8,931
Legal fees	3,823
Dues and services	2,505
Custodian fees	2,433
Pricing fees	1,732
Trustees’ fees	1,084
Insurance fees	546
Taxes (other than taxes on income)	305
Consulting fees	280
Trustee’s expenses	141	584,938
Less expenses absorbed or waived		(114,186)
Less waived distribution expenses – Class A		(5,517)
Less waived distribution expenses – Class R		(1,700)
Less expense paid indirectly		(477)
Total operating expenses		463,058
Net Investment Loss		(337,950)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		1,187,682
Net change in unrealized appreciation/depreciation of investments		(6,733,743)
Net Realized and Unrealized Loss on Investments		(5,546,061)

Net Decrease in Net Assets Resulting from Operations		$(5,884,011)

See accompanying notes

16

Statements of changes in net assets
Delaware Small Cap Growth Fund

	Year Ended
	6/30/08	6/30/07
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(337,950)	$(442,492)
Net realized gain on investments	1,187,682	3,447,329
Net change in unrealized
appreciation/depreciation of investments	(6,733,743)	967,308
Net increase (decrease) in net assets resulting
from operations	(5,884,011)	3,972,145

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(1,772,691)	(953,003)
Class B	(536,782)	(323,967)
Class C	(1,136,488)	(661,091)
Class R	(251,984)	(123,429)
Institutional Class	(106)	(46)
	(3,698,051)	(2,061,536)
Return of capital:
Class A	(197,366)	—
Class B	(61,168)	—
Class C	(127,640)	—
Class R	(30,531)	—
Institutional Class	(12)	—
	(416,717)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	3,452,231	5,213,307
Class B	221,667	420,773
Class C	1,476,078	1,080,333
Class R	829,567	1,432,460
Institutional Class	—	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,862,366	902,810
Class B	573,879	305,698
Class C	1,222,197	637,919
Class R	282,514	123,429
Institutional Class	118	46
	9,920,617	10,116,775

18

	Year Ended
	6/30/08	6/30/07
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,928,751)	$(8,991,756)
Class B	(1,023,302)	(2,054,882)
Class C	(3,044,299)	(3,705,481)
Class R	(1,503,474)	(1,031,638)
Institutional Class	—	—
	(10,499,826)	(15,783,757)
Decrease in net assets derived from capital share transactions	(579,209)	(5,666,982)
Net Decrease in Net Assets	(10,577,988)	(3,756,373)

Net Assets:
Beginning of year	27,214,133	30,970,506
End of year (there was no undistributed
net investment income at either year end)	$16,636,145	$27,214,133

See accompanying notes

19

Financial highlights
Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

20

Year Ended
6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
$12.880	$11.890	$11.300	$11.260	$9.170

(0.118)	(0.141)	(0.134)	(0.138)	(0.105)
(2.465)	1.958	1.325	0.291	2.195
(2.583)	1.817	1.191	0.153	2.090

(1.730)	(0.827)	(0.601)	(0.113)	—
(0.187)	—	—	—	—
(1.917)	(0.827)	(0.601)	(0.113)	—

$8.380	$12.880	$11.890	$11.300	$11.260

(23.38% )	16.62%	10.70%	1.51%	22.79%

$8,563	$12,996	$14,941	$14,045	$25,035
1.73%	1.71%	1.60%	1.65%	1.60%

2.29%	2.33%	2.20%	1.97%	1.95%
(1.17% )	(1.22% )	(1.12% )	(1.29% )	(0.99%	)

(1.73% )	(1.84% )	(1.72% )	(1.61% )	(1.34%	)
105%	67%	78%	87%	79%

21

Financial highlights
Delaware Small Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

22

Year Ended
6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
$12.300	$11.470	$11.000	$11.050	$ 9.070

(0.191)	(0.225)	(0.221)	(0.217)	(0.184)
(2.312)	1.882	1.292	0.280	2.164
(2.503)	1.657	1.071	0.063	1.980

(1.730)	(0.827)	(0.601)	(0.113)	—
(0.187)	—	—	—	—
(1.917)	(0.827)	(0.601)	(0.113)	—

$ 7.880	$12.300	$11.470	$11.000	$11.050

(23.89% )	15.77%	9.87%	0.71%	21.83%

$2,140	$3,783	$4,858	$5,448	$4,844
2.48%	2.46%	2.35%	2.40%	2.35%

2.99%	3.03%	2.90%	2.67%	2.65%
(1.92% )	(1.97% )	(1.87% )	(2.04% )	(1.74%	)

(2.43% )	(2.54% )	(2.42% )	(2.31% )	(2.04%	)
105%	67%	78%	87%	79%

23

Financial highlights
Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

24

Year Ended
6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
$12.300	$11.470	$11.000	$11.050	$ 9.070

(0.191)	(0.225)	(0.221)	(0.217)	(0.184)
(2.312)	1.882	1.292	0.280	2.164
(2.503)	1.657	1.071	0.063	1.980

(1.730)	(0.827)	(0.601)	(0.113)	—
(0.187)	—	—	—	—
(1.917)	(0.827)	(0.601)	(0.113)	—

$ 7.880	$12.300	$11.470	$11.000	$11.050

(23.89% )	15.77%	9.87%	0.71%	21.83%

$4,708	$8,082	$9,495	$8,527	$6,000
2.48%	2.46%	2.35%	2.40%	2.35%

2.99%	3.03%	2.90%	2.67%	2.65%
(1.92% )	(1.97% )	(1.87% )	(2.04% )	(1.74%	)

(2.43% )	(2.54% )	(2.42% )	(2.31% )	(2.04%	)
105%	67%	78%	87%	79%

25

Financial highlights
Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

26

Year Ended
6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
$12.710	$11.770	$11.220	$11.220	$ 9.170

(0.143)	(0.170)	(0.164)	(0.176)	(0.144)
(2.420)	1.937	1.315	0.289	2.194
(2.563)	1.767	1.151	0.113	2.050

(1.730)	(0.827)	(0.601)	(0.113)	—
(0.187)	—	—	—	—
(1.917)	(0.827)	(0.601)	(0.113)	—

$ 8.230	$12.710	$11.770	$11.220	$11.220

(23.56% )	16.34%	10.41%	1.15%	22.36%

$1,224	$2,352	$1,676	$1,575	$774
1.98%	1.96%	1.85%	2.00%	1.95%

2.59%	2.63%	2.50%	2.27%	2.25%
(1.42% )	(1.47% )	(1.37% )	(1.64% )	(1.34%	)

(2.03% )	(2.14% )	(2.02% )	(1.91% )	(1.64%	)
105%	67%	78%	87%	79%

27

Financial highlights
Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

28

Year Ended
6/30/08	6/30/07	6/30/06	6/30/05	6/30/04
$13.050	$12.020	$11.400	$11.330	$ 9.210

(0.093)	(0.112)	(0.103)	(0.111)	(0.079)
(2.500)	1.969	1.324	0.294	2.199
(2.593)	1.857	1.221	0.183	2.120

(1.730)	(0.827)	(0.601)	(0.113)	—
(0.187)	—	—	—	—
(1.917)	(0.827)	(0.601)	(0.113)	—

$ 8.540	$13.050	$12.020	$11.400	$11.330

(23.12% )	16.78%	10.87%	1.76%	23.02%

$1	$1	$1	$8	$1,287
1.48%	1.46%	1.35%	1.40%	1.35%

1.99%	2.03%	1.90%	1.67%	1.65%
(0.92% )	(0.97% )	(0.87% )	(1.04% )	(0.74%	)

(1.43% )	(1.54% )	(1.42% )	(1.31% )	(1.04%	)
105%	67%	78%	87%	79%

29

Notes to financial statements
Delaware Small Cap Growth Fund	June 30, 2008

Delaware Group Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to the Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No.157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is

30

intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

31

Notes to financial statements
Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $732 for the year ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

Effective November 1, 2007, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 1.45% of average daily net assets of the Fund through October 31, 2008. Prior to November 1, 2007, DMC had contracted to limit these expenses from exceeding 1.50% of average daily net assets. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

32

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the year ended June 30, 2008, the Fund was charged $3,458 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through October 31, 2008 to no more than 0.25% and 0.50%, respectively, of the Fund’s average daily net assets.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and
fund accounting oversight fees and
other expenses payable to DSC	$7,623
Distribution fee payable to DDLP	8,410
Other expenses payable to DMC and affiliates*	13,332
Receivable from DMC under expense limitation agreement	15,228

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2008 the Fund was charged $1,426 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended June 30, 2008, DDLP earned $4,576 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2008, DDLP received gross CDSC commissions of $68, $4,477 and $458 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

33

Notes to financial statements
Delaware Small Cap Growth Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2008, the Fund made purchases of $23,116,139 and sales of $28,115,086 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes was $20,978,927. At June 30, 2008, the net unrealized appreciation was $155,611 of which $2,525,510 related to unrealized appreciation of investments and $2,369,899 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2008 and 2007 was as follows:

	Year Ended
	6/30/08	6/30/07
Ordinary income	$4,905	$—
Long-term capital gain	3,693,146	2,061,536
Return of capital	416,717	—
Total	$4,114,768	$2,061,536

5. Components of Net Assets on a Tax Basis

As of June 30, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$16,601,679
Post-October losses	(121,145)
Unrealized appreciation of investments	155,611
Net assets	$16,636,145

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through June 30, 2008 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

34

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and Real Estate Investment Trust reclassifications. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2008, the Fund recorded the following reclassifications:

Accumulated net investment loss	$337,950
Accumulated net realized loss	(333,969)
Paid-in capital	(3,981)

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/08	6/30/07
Shares sold:
Class A	319,118	441,095
Class B	20,666	37,404
Class C	149,973	96,800
Class R	80,148	119,998
Institutional Class	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	166,124	82,584
Class B	54,102	29,077
Class C	115,177	60,611
Class R	25,650	11,351
Institutional Class	11	4
	930,969	878,924

Shares repurchased:
Class A	(472,716)	(771,488)
Class B	(110,676)	(182,421)
Class C	(324,363)	(327,974)
Class R	(142,145)	(88,647)
Institutional Class	—	—
	(1,049,900)	(1,370,530)
Net decrease	(118,931)	(491,606)

For the years ended June 30, 2008 and 2007, 30,739 Class B shares were converted to 29,026 Class A shares valued at $289,793 and 21,893 Class B shares were converted to 20,965 Class A shares valued at $252,121, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the statements of changes in net assets.

35

Notes to financial statements
Delaware Small Cap Growth Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2008, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of securities on loan was $4,347,954, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

36

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2008, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	90%
(B) Return of Capital (Tax Basis)	10%
Total Distributions (Tax Basis)	100%
(C) Qualifying Dividends[1]	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

37

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III — Delaware Small Cap Growth Fund

We have audited the accompanying statement of net assets of Delaware Small Cap Growth Fund (one of the series constituting Delaware Group Equity Funds III) (the Fund) as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Small Cap Growth Fund of Delaware Group Equity Funds III at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 15, 2008

38

Other Fund information
Delaware Small Cap Growth Fund

Board Consideration of Delaware Small Cap Growth Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by

39

Other Fund information
Delaware Small Cap Growth Fund

Board Consideration of Delaware Small Cap Growth Fund Investment Advisory Agreement (continued)

Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments® Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, and five-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, and five-year periods was in the fourth quartile of its Performance Universe. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered certain enhancements made to the investment process. The Board recognized Management’s efforts to increase portfolio management depth, including the hiring of a new head of the equity

40

department in 2007. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered waivers in place through October 2008 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-

41

Other Fund information
Delaware Small Cap Growth Fund

Board Consideration of Delaware Small Cap Growth Fund Investment Advisory Agreement (continued)

wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract did not fall within the standard structure. Management explained that, given the micro-cap orientation of the Fund, Management believed it was appropriate to institute a higher fee than that provided in the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

Fund management
Marshall T. Bassett
Senior Vice President, Chief Investment Officer — Emerging Growth Equity
Marshall T. Bassett leads the firm’s Emerging Growth Equity team, which focuses on small-, mid-, and smid-cap investment products and strategies. Before taking over leadership of the Emerging Growth Equity team, Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. Prior to joining Delaware Investments in 1997, he worked for eight years at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from The Fuqua School of Business at Duke University. Bassett is a member of The Fuqua School’s alumni board.

42

Barry S. Gladstein, CFA
Vice President, Portfolio Manager
Barry S. Gladstein is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in 1995, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of the CFA Society of Philadelphia.

Christopher M. Holland
Vice President, Portfolio Manager
Christopher M. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining the firm, Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA
Vice President, Portfolio Manager
Steven T. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III
Vice President, Portfolio Manager
Rudy D. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

43

Other Fund information
Delaware Small Cap Growth Fund

Michael S. Tung, M.D.
Vice President, Portfolio Manager, Equity Analyst
Michael S. Tung, M.D., handles research and analysis and portfolio management in the healthcare sector for the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in November 2006 as an equity analyst covering the technology and healthcare sectors for the firm’s Emerging Markets team, he worked for 20 months as a vice president at the Galleon Group, performing fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Pembroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in the commonwealth of Massachusetts.

Lori P. Wachs, CFA
Vice President, Portfolio Manager
Lori P. Wachs is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments in 1992 after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

44

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

46

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	84	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	84	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of Investment
(January 1984–March 2004)		Committee
The Haverford School
(2002–Present)

Chairman of
Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

48

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Investment Committee
Member
Pennsylvania Horticultural
Society
(February 2006–Present)

President	84	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
Director
Executive Vice President		Allied Barton
University of Pennsylvania		Security Holdings
(April 1995–June 2002)

Founder and	84	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	84	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	84	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	84	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

50

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Chair of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	84	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	84	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director and Audit
Founder		Committee Member
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	84	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	84	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	84	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	84	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

53

About the organization

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

54

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

55

Annual report

Delaware Trend Fund

June 30, 2008

Growth equity mutual fund

Portfolio management review	1

Performance summary	5

Disclosure of Fund expenses	8

Sector allocation and top 10 holdings	10

Statement of net assets	11

Statement of operations	16

Statements of changes in net assets	18

Financial highlights	20

Notes to financial statements	30

Report of independent registered public accounting firm	39

Other Fund information	40

Board of trustees/directors and officers addendum	46

About the organization	54

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review Delaware Trend Fund	July 8, 2008

Please describe the overall investment environment during the fiscal year.

Despite what some viewed as a somewhat optimistic beginning to the fiscal year, the investment environment during the reporting period was very difficult. As the macroeconomic environment gradually deteriorated, the number of sectors that remained attractive to us grew steadily thinner.

During the period, the market was impacted by the specter of the credit crisis, coupled with declining home prices, and the resulting loss of wealth. During the early part of the Fund’s fiscal year, the troubles associated with these situations appeared to be relatively contained to Wall Street. The problems seemed to climax with the bailout of Bear Stearns by J.P. Morgan with assistance (a $29 billion lending arrangement) from the Federal Reserve. Yet throughout the reporting period, several large and small banks took write-offs of huge amounts relative to their size.

The Federal Reserve enacted a range of steps in an attempt to ease credit markets across the globe. During the period, the Federal Open Market Committee lowered the target fed funds rate — the rate at which banks lend to each other overnight — on seven different occasions beginning in September 2007. As of July 8, 2008, the rate was at 2.00%, down from 5.25% at the start of the reporting period. And along with central banks around the world, the Fed established a plan for biweekly emergency auctions of loans to banks in need, which provided major markets with virtually unlimited liquidity. In a dramatic decision, the Fed also provided financing sources for financial service companies such as investment banks.

The Fed’s actions, however, were not enough to shield the economy from fundamental weakness that appeared to grow more prominent as the reporting period progressed. Many consumers continued to be hit by declining home prices, and construction on new homes remained weak. Fortunately, employment statistics and wages held up fairly well, though consumer confidence declined to historic lows. Oil increasingly became a major factor affecting consumer confidence during the year, as the price of oil rose to above $130 per barrel in June.

Since January, the markets have been trying to find a bottom but have been unable to do so. Unfortunately, small-cap stocks bore the brunt of the negative conditions during the reporting period.

How did the Fund perform during the period?

For the period ended June 30, 2008, Delaware Trend Fund fell by 13.76% at net asset value and 18.71% at maximum offer price (both figures reflect Class A shares with all distributions reinvested). The Fund’s benchmark, the Russell 2000® Growth Index, fell by 10.83% during the period. For the complete, annualized performance of Delaware Trend Fund, please see the table on page 5.

What was the Fund’s stock selection strategy through the difficult investment climate?

Unfortunately, poor stock selection decisions primarily among consumer- and energy-oriented stocks accounted for much of the Fund’s underperformance versus its benchmark index. Within the broader negative market environment, however, we did not change our time-tested, bottom-up investment

The views expressed are current as of the date of this report and are subject to change.	1

Portfolio management review
Delaware Trend Fund

process during the year. Rather, we continued to believe that our process would help us locate and invest in market-leading growth companies.

Our stock selection process centers on our bottom-up research, and is designed to seek market-leading companies that demonstrate strong product cycles and innovative concepts. We look to invest in small companies with strong growth rates within industries that are growing faster than the economy as a whole. Before investing in a company, we attempt to decipher its attractiveness relative to its peers. We analyze a company’s price-to-earnings ratio, estimated growth rate, market capitalization, and cash flows. As of period end, we considered companies such as customer relationship management firm Salesforce.com or software developer Solera Holdings to be good examples of the types of companies our process is designed to identify.

How was the Fund positioned during the fiscal year?

From a sector standpoint, the Fund was notably underexposed to the energy and basic industry sectors during the year. Unfortunately, our underweight position in both sectors, and specifically in the energy sector, strained performance because energy stocks soared during the year. Within the energy sector, we maintained a greater exposure to energy-services companies. However, many of these companies missed out on the type of skyrocketing appreciation that energy exploration and production (E&P) companies experienced. E&P prices are more closely correlated to oil prices than are service providers. Over long periods of time, both industries (services and E&P) have performed similarly, (source: Bloomberg) and ultimately we believed that performance for both industries would converge. However, we believe the convergence was delayed by the ongoing extreme market volatility along with a “bubble-like” rise in oil prices.

Though our exposure to the financials sector did not materially impact the Fund’s performance versus the index, Fund investments in financials stocks also put pressure on portfolio returns, as the financials sector continued to be punished in the wake of both the subprime losses and the credit crunch. As of period end, we believed that the worst of the effects on the sector were passed. However, we also believed that the sector as a whole should continue to feel pain for some time.

The Fund’s direct exposure to the consumer was one of the bigger stories of Fund performance during the period, as consumers continued to be pounded by higher gas and energy prices, higher food costs, and declining home values. Though the Fund’s allocation within the consumer-oriented sectors (consumer non-durables and consumer services) was generally in-line with that of the index, its exposure to both sectors detracted from Fund returns.

We believe healthcare services stocks were generally hurt by election-year concerns over potential new regulations and price controls. Strong stock selection within the healthcare sector, however, contributed to our positive returns within the sector while the benchmark returns there declined by almost 10%. The Fund’s position was slightly larger than that of the index in the healthcare sector.

2

What individual securities contributed to performance?

Biotechnology company United Therapeutics was one of the top contributors to performance for the year. Several positive data releases for its Phase III trial of inhaled Remodulin, a drug used for pulmonary arterial hypertension, boosted performance for the year.

The continued growth in demand for commodities during the reporting period made it more enticing for companies to extract minerals from the ground. Mining equipment company Bucyrus International has been a big beneficiary of this trend. As of period end, it continued to see strong demand for its products used to extract commodities.

In a difficult environment for most financial stocks, Waddell & Reed Financial was able to buck that trend. The company’s good performance can be attributed to the strong sales growth the company was able to achieve.

The Fund maintained a position in each of these companies at period end.

Which securities did not meet the Fund’s performance expectations?

Luxury goods retailer Coach was down for the year and detracted from performance, as rising energy costs and falling housing prices seemed to put the crunch on consumers in late 2007. The stock continued to feel pressure due to deteriorating consumer confidence, and we decided to exit this long-held position during the year.

Acadia Pharmaceuticals also hampered performance for the year. The company faced a big hurdle when its developmental drug for schizophrenia failed a mid-stage trial. We continued to hold this stock at period end because we believed that it was oversold after its disappointing results and should recover.

Athletic apparel company Under Armour fell for the year. The stock was greatly impacted after the company provided lower-than-expected guidance for the first half of 2008 because of increased marketing costs associated with its launch of cross-trainer sneakers, its first foray into sneakers. Despite the setbacks that the company experienced in 2008, we believe that Under Armour presents a strong long-term growth opportunity and continued to hold the stock at period end.

3

Portfolio management review
Delaware Trend Fund

Fund basics
Delaware Trend Fund	As of June 30, 2008
Fund objective:	The Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.
Total Fund net assets:	$559 million
Number of holdings:	76
Fund start date:	Oct. 3, 1968
	Nasdaq symbols	CUSIPs
Class A	DELTX	245905104
Class B	DERBX	245905302
Class C	DETCX	245905401
Class R	DETRX	245905500
Institutional Class	DGTIX	245905203

4

Performance summary Delaware Trend Fund	June 30, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through June 30, 2008
	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 3, 1968)
Excluding sales charge	-13.76%	+6.92%	+6.05%	+8.82%
Including sales charge	-18.71%	+5.66%	+5.42%	+8.66%
Class B (Est. Sept. 6, 1994)
Excluding sales charge	-14.44%	+6.14%	+5.44%	+9.27%
Including sales charge	-17.05%	+5.83%	+5.44%	+9.27%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-14.39%	+6.15%	+5.29%	+7.52%
Including sales charge	-15.04%	+6.15%	+5.29%	+7.52%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during most of the periods shown in the Fund performance chart above and in the Performance of a $10,000 Investment chart on page 7. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. As of June 30, 2008, the distribution fee was 0.29%. See page 6 for more information on the calculation of this class’s distribution fee.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges, as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Please see the prospectus for additional information on Class B purchase and sales charges.

5

Performance summary
Delaware Trend Fund

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The average annual total returns for the 1-year, 3-year, 5-year, and lifetime (since June 2, 2003) periods ended June 30, 2008, for Delaware Trend Fund Class R shares were -14.01%, +3.70%, +6.64%, and +6.48%, respectively. An expense limitation was in effect for Class R shares during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Oct. 31, 2008.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (Oct. 3, 1968) periods ended June 30, 2008, for Delaware Trend Fund Institutional Class shares were -13.55%, +7.22%, +6.35%, and +8.94%, respectively. An expense limitation was in effect for Class I shares during most of the periods shown. Performance would have been lower had the expense limitation not been in effect.

Institutional Class shares were first made available Nov. 23, 1992, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to Nov. 23, 1992, is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table on the previous page and the graph on page 7 do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Board of Trustees has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

Funds that invest in small and/or medium-sized company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

6

	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	1.41%	2.12%	2.12%	1.72%	1.12%
Net expense ratio
(including fee waivers if any)*	N/A	N/A	N/A	1.62%	N/A

*The applicable fee waivers are discussed in the text on page 6.

Performance of a $10,000 investment
Average annual total returns from June 30, 1998, through June 30, 2008

For period beginning June 30, 1998 through June 30, 2008	Starting value	Ending value
Russell 2000 Growth Index	$10,000	$13,181
Delaware Trend Fund — Class A shares	$9,425	$16,951

The chart assumes $10,000 invested in the Fund on June 30, 1998, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please see pages 5 and 6 for additional details on these fees.

Performance of other Fund classes will vary due to different charges and expenses.

The chart does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

The chart also assumes $10,000 invested in the Russell 2000 Growth Index as of June 30, 1998. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

7

Disclosure of Fund expenses
For the period January 1, 2008 to June 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Trend Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/08	6/30/08	Expense Ratio	1/1/08 to 6/30/08*
Actual Fund return
Class A	$1,000.00	$ 861.30	1.47%	$ 6.80
Class B	1,000.00	857.70	2.18%	10.07
Class C	1,000.00	858.30	2.18%	10.07
Class R	1,000.00	859.60	1.68%	7.77
Institutional Class	1,000.00	862.20	1.18%	5.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.55	1.47%	$ 7.37
Class B	1,000.00	1,014.02	2.18%	10.92
Class C	1,000.00	1,014.02	2.18%	10.92
Class R	1,000.00	1,016.51	1.68%	8.42
Institutional Class	1,000.00	1,019.00	1.18%	5.92

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

9

Sector allocation and top 10 holdings Delaware Trend Fund	As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	96.30%
Basic Industry/Capital Goods	14.66%
Business Services	9.40%
Consumer Non-Durables	5.69%
Consumer Services	4.42%
Energy	8.99%
Financials	7.88%
Health Care	22.35%
Technology	20.96%
Transportation	1.95%
Discount Note	3.53%
Securities Lending Collateral	26.73%
Total Value of Securities	126.56%
Obligation to Return Securities Lending Collateral	(26.73% )
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
United Therapeutics	3.84%
OSI Pharmaceuticals	2.58%
Data Domain	2.51%
Waddell & Reed Financial Class A	2.40%
Concur Technologies	2.31%
Core Laboratories	2.31%
Wright Medical Group	2.13%
Bucyrus International Class A	2.11%
Solera Holdings	2.10%
APP Pharmaceuticals	1.99%

10

Statement of net assets Delaware Trend Fund	June 30, 2008

	Number of shares	Value
Common Stock – 96.30%
Basic Industry/Capital Goods – 14.66%
*Bucyrus International Class A	161,400	$11,785,428
†Colfax	179,500	4,503,655
*Dynamic Materials	239,000	7,875,050
EnergySolutions	314,400	7,026,840
*†Haynes International	147,900	8,511,645
*†Hexcel	456,000	8,800,800
*†Itron	88,700	8,723,645
*Kaydon	187,000	9,613,670
†Mettler-Toledo International	79,300	7,522,398
*†Middleby	174,300	7,653,513
		82,016,644
Business Services – 9.40%
*†Advisory Board	131,400	5,167,962
*†Cardtronics	639,300	5,670,591
*†Concur Technologies	388,700	12,916,501
*†Emergency Medical Services Class A	371,200	8,400,256
*†Geo Group	376,800	8,478,000
†RHI Entertainment	233,900	3,038,361
*†TeleTech Holdings	446,900	8,920,124
		52,591,795
Consumer Non-Durables – 5.69%
*†Dick’s Sporting Goods	64,800	1,149,552
*†Gymboree	209,400	8,390,658
*†J. Crew Group	94,400	3,116,144
*†Lululemon Athletica	341,800	9,932,708
*†Titan Machinery	148,500	4,651,020
*†Under Armour Class A	178,400	4,574,176
		31,814,258
Consumer Services – 4.42%
*†Cenveo	687,800	6,719,806
*†Red Robin Gourmet Burgers	226,300	6,277,562
*†Texas Roadhouse Class A	639,300	5,734,521
*†Wynn Resorts	73,400	5,971,090
		24,702,979

11

Statement of net assets
Delaware Trend Fund

	Number of shares	Value
Common Stock (continued)
Energy – 8.99%
*Carbo Ceramics	184,300	$ 10,753,905
†Core Laboratories	90,600	12,896,910
*†Helix Energy Solutions Group	213,980	8,910,127
*†ION Geophysical	561,800	9,803,410
†North American Energy Partners	364,900	7,911,032
		50,275,384
Financials – 7.88%
*Delphi Financial Group Class A	157,650	3,648,021
Hanover Insurance Group	210,600	8,950,500
†Investment Technology Group	168,000	5,621,280
KKR Financial Holdings	226,300	2,376,150
*†Nasdaq Stock Market	111,500	2,960,325
*†Signature Bank	163,100	4,201,456
*Waddell & Reed Financial Class A	383,600	13,429,836
*Whitney Holding	158,800	2,906,040
		44,093,608
Health Care – 22.35%
†Abraxis BioScience	145,424	9,228,607
*†Acadia Pharmaceuticals	858,400	3,167,496
†Affymetrix	116,100	1,194,669
*†Align Technology	458,500	4,809,665
*†APP Pharmaceuticals	666,000	11,135,520
*†Cepheid	196,900	5,536,828
*†Conceptus	163,700	3,026,813
†Cougar Biotechnology	177,900	4,239,357
*†Immucor	158,400	4,099,392
*†Isis Pharmaceuticals	369,500	5,036,285
*†Martek Biosciences	53,200	1,793,372
*†Medarex	1,199,100	7,926,051
†Omrix Biopharmaceuticals	214,100	3,369,934
*†OSI Pharmaceuticals	349,200	14,428,944
†Par Pharmaceutical	38,800	629,724
*†Regeneron Pharmaceuticals	283,500	4,093,740
*†Savient Pharmaceuticals	27,400	693,220
*†United Therapeutics	220,000	21,505,000
*Vital Signs	77,800	4,417,484
*†Wright Medical Group	419,300	11,912,313
*†Zymogenetics	332,900	2,803,018
		125,047,432

12

	Number of shares	Value
Common Stock (continued)
Technology – 20.96%
†Ansoft	159,700	$ 5,813,080
*†Ariba	393,900	5,794,269
*†Art Technology Group	1,498,700	4,795,840
*†Atheros Communications	311,800	9,354,000
*†Cavium Networks	401,800	8,437,800
*†Data Domain	602,800	14,063,324
*†F5 Networks	372,100	10,575,082
*†Informatica	328,100	4,934,624
*†Microsemi	432,800	10,897,904
*†Omniture	584,100	10,846,737
*†Riverbed Technology	287,500	3,944,500
*†salesforce.com	131,500	8,972,245
†Solera Holdings	425,400	11,766,564
*†Taleo Class A	360,300	7,058,277
		117,254,246
Transportation – 1.95%
*Hunt (J.B.) Transport Services	327,700	10,905,856
		10,905,856
Total Common Stock (cost $485,022,680)		538,702,202

	Principal amount
≠Discount Note – 3.53%
Federal Home Loan Bank 2.03% 7/1/08	$19,753,115	19,753,115
Total Discount Note (cost $19,753,115)		19,753,115

Total Value of Securities Before Securities
Lending Collateral – 99.83% (cost $504,775,795)		558,455,317

	Number of shares
Securities Lending Collateral** – 26.73%
Investment Companies
Mellon GSL DBT II Collateral Fund	149,511,280	149,511,280
Total Securities Lending Collateral (cost $149,511,280)		149,511,280

13

Statement of net assets
Delaware Trend Fund

Total Value of Securities – 126.56%
(cost $654,287,075)	$ 707,966,597	©
Obligation to Return Securities
Lending Collateral** – (26.73%)	(149,511,280)
Receivables and Other Assets
Net of Liabilities – 0.17%	949,703
Net Assets Applicable to 37,730,647
Shares Outstanding – 100.00%	$ 559,405,020

Net Asset Value – Delaware Trend Fund
Class A ($422,135,794 / 27,655,050 Shares)	$15.26
Net Asset Value – Delaware Trend Fund
Class B ($46,196,435 / 3,630,951 Shares)	$12.72
Net Asset Value – Delaware Trend Fund
Class C ($57,371,139 / 4,387,019 Shares)	$13.08
Net Asset Value – Delaware Trend Fund
Class R ($2,881,708 / 192,084 Shares)	$15.00
Net Asset Value – Delaware Trend Fund
Institutional Class ($30,819,944 / 1,865,543 Shares)	$16.52

Components of Net Assets at June 30, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$ 495,699,151
Accumulated net realized gain on investments	10,026,347
Net unrealized appreciation of investments	53,679,522
Total net assets	$ 559,405,020

*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield as of the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $144,149,444 of securities loaned.

14

Net Asset Value and Offering Price Per Share –
Delaware Trend Fund
Net asset value Class A (A)	$15.26
Sales charge (5.75% of offering price) (B)	0.93
Offering price	$16.19

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

15

Statement of operations Delaware Trend Fund	Year Ended June 30, 2008

Investment Income:
Dividends	$2,439,053
Securities lending income	1,717,609
Interest	589,978	$ 4,746,640

Expenses:
Management fees	5,539,237
Distribution expenses – Class A	1,563,879
Distribution expenses – Class B	693,930
Distribution expenses – Class C	745,320
Distribution expenses – Class R	21,467
Dividend disbursing and transfer agent fees and expenses	2,263,539
Accounting and administration expenses	302,181
Reports and statements to shareholders	130,778
Legal fees	125,846
Registration fees	89,029
Audit and tax	42,399
Trustees’ fees	36,593
Custodian fees	20,133
Consulting fees	15,301
Insurance fees	13,663
Dues and services	6,585
Trustees’ expenses	5,015
Taxes (other than taxes on income)	2,505
Pricing fees	2,237	11,619,637
Less waived distribution expenses – Class R		(3,578)
Less expense paid indirectly		(7,009)
Total operating expenses		11,609,050
Net Investment Loss		(6,862,410)

Net Realized and Unrealized Gain (Loss) on Investment:
Net realized gain on investments		123,572,071
Net change in unrealized appreciation/depreciation of investments		(214,176,750)
Net Realized and Unrealized Loss on Investment		(90,604,679)

Net Decrease in Net Assets Resulting from Operations		$ (97,467,089)

See accompanying notes

16

Statements of changes in net assets
Delaware Trend Fund

	Year Ended
	6/30/08	6/30/07
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(6,862,410)	$(9,768,573)
Net realized gain on investments	123,572,071	176,890,570
Net change in unrealized
appreciation/depreciation of investments	(214,176,750)	(6,689,730)
Net increase (decrease) in net assets resulting
from operations	(97,467,089)	160,432,267

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(132,563,718)	(100,020,244)
Class B	(20,814,392)	(18,250,332)
Class C	(21,038,391)	(18,988,273)
Class R	(874,477)	(498,741)
Institutional Class	(22,981,719)	(34,275,404)
	(198,272,697)	(172,032,994)
Capital Share Transactions:
Proceeds from shares sold:
Class A	56,800,611	84,418,333
Class B	425,893	1,834,794
Class C	3,638,600	4,674,537
Class R	2,157,960	2,363,963
Institutional Class	18,413,190	30,852,463

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	126,826,651	95,374,853
Class B	19,753,249	17,072,563
Class C	19,786,393	17,784,602
Class R	874,471	498,741
Institutional Class	22,897,014	33,927,734
	271,574,032	288,802,583

	Year Ended
	6/30/08	6/30/07
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	(178,646,529)	(234,288,470)
Class B	(30,700,090)	(41,287,731)
Class C	(25,197,762)	(50,452,750)
Class R	(2,260,371)	(2,445,327)
Institutional Class	(139,991,801)	(171,681,743)
	(376,796,553)	(500,156,021)
Decrease in net assets derived from capital share transactions	(105,222,521)	(211,353,438)
Net Decrease in Net Assets	(400,962,307)	(222,954,165)

Net Assets:
Beginning of year	960,367,327	1,183,321,492
End of year (there was no undistributed
net investment income at either year end)	$559,405,020	$960,367,327

See accompanying notes

Financial highlights
Delaware Trend Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
$22.320	$22.430	$20.180		$19.940		$16.220

(0.144)	(0.177)	(0.191)		(0.185)		(0.195)
(2.196)	3.394	2.441		0.425		3.915
(2.340)	3.217	2.250		0.240		3.720

(4.720)	(3.327)	—		—		—
(4.720)	(3.327)	—		—		—

$15.260	$22.320	$22.430		$20.180		$19.940

(13.76% )	17.15%	11.15%		1.20%		22.93%

$422,136	$623,869	$679,312		$748,151		$956,366
1.43%	1.41%	1.40%		1.40%		1.50%

1.43%	1.42%	1.40%		1.40%		1.50%
(0.80% )	(0.85% )	(0.86%	)	(0.98%	)	(1.06%	)

(0.80% )	(0.86% )	(0.86%	)	(0.98%	)	(1.06%	)
74%	58%	71%		44%		59%

Financial highlights
Delaware Trend Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
$19.490	$20.130	$18.240		$18.160		$14.880

(0.246)	(0.299)	(0.327)		(0.305)		(0.312)
(1.804)	2.986	2.217		0.385		3.592
(2.050)	2.687	1.890		0.080		3.280

(4.720)	(3.327)	—		—		—
(4.720)	(3.327)	—		—		—

$12.720	$19.490	$20.130		$18.240		$18.160

(14.44% )	16.37%	10.36%		0.44%		22.04%

$46,196	$87,433	$113,683		$138,515		$188,363
2.14%	2.12%	2.11%		2.10%		2.20%

2.14%	2.13%	2.11%		2.10%		2.20%
(1.51% )	(1.56% )	(1.57%	)	(1.68%	)	(1.76%	)

(1.51% )	(1.57% )	(1.57%	)	(1.68%	)	(1.76%	)
74%	58%	71%		44%		59%

Financial highlights
Delaware Trend Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
$19.900	$20.490	$18.570		$18.480		$15.140

(0.249)	(0.303)	(0.331)		(0.308)		(0.315)
(1.851)	3.040	2.251		0.398		3.655
(2.100)	2.737	1.920		0.090		3.340

(4.720)	(3.327)	—		—		—
(4.720)	(3.327)	—		—		—

$13.080	$19.900	$20.490		$18.570		$18.480

(14.39% )	16.32%	10.34%		0.49%		22.06%

$57,371	$90,945	$123,295		$145,328		$177,631
2.14%	2.12%	2.11%		2.10%		2.20%

2.14%	2.13%	2.11%		2.10%		2.20%
(1.51% )	(1.56% )	(1.57%	)	(1.68%	)	(1.76%	)

(1.51% )	(1.57% )	(1.57%	)	(1.68%	)	(1.76%	)
74%	58%	71%		44%		59%

Financial highlights
Delaware Trend Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Year Ended
6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
$22.060	$22.240	$20.060		$19.880		$16.220

(0.179)	(0.219)	(0.239)		(0.246)		(0.258)
(2.161)	3.366	2.419		0.426		3.918
(2.340)	3.147	2.180		0.180		3.660

(4.720)	(3.327)	—		—		—
(4.720)	(3.327)	—		—		—

$15.000	$22.060	$22.240		$20.060		$19.880

(14.01% )	16.96%	10.87%		0.91%		22.56%

$2,882	$3,525	$3,069		$6,621		$2,149
1.64%	1.62%	1.62%		1.70%		1.80%

1.74%	1.73%	1.71%		1.70%		1.80%
(1.01% )	(1.06% )	(1.08%	)	(1.28%	)	(1.36%	)

(1.11% )	(1.17% )	(1.17%	)	(1.28%	)	(1.36%	)
74%	58%	71%		44%		59%

Financial highlights
Delaware Trend Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
6/30/08	6/30/07	6/30/06		6/30/05		6/30/04
$23.720	$23.560	$21.130		$20.830		$16.890

(0.091)	(0.116)	(0.126)		(0.129)		(0.141)
(2.389)	3.603	2.556		0.429		4.081
(2.480)	3.487	2.430		0.300		3.940

(4.720)	(3.327)	—		—		—
(4.720)	(3.327)	—		—		—

$16.520	$23.720	$23.560		$21.130		$20.830

(13.55% )	17.51%	11.50%		1.44%		23.33%

$30,820	$154,595	$263,962		$275,712		$362,336
1.14%	1.12%	1.11%		1.10%		1.20%

1.14%	1.13%	1.11%		1.10%		1.20%
(0.51% )	(0.56% )	(0.57%	)	(0.68%	)	(0.76%	)

(0.51% )	(0.57% )	(0.57%	)	(0.68%	)	(0.76%	)
74%	58%	71%		44%		59%

Notes to financial statements
Delaware Trend Fund	June 30, 2008

Delaware Group Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to financial statements
Delaware Trend Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,237 for the year ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in the custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2007, the Fund no longer has an expense limitation. Prior to November 1, 2007, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), did not exceed 1.11% of average daily net assets of the Fund. No management fees were waived as a result of this expense limitation.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the year ended June 30, 2008, the Fund was charged $121,692 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit the 12b-1 fees through October 31, 2008 in order to prevent 12b-1 fees of Class R shares from exceeding 0.50% of average daily net assets.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$359,474
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	154,143
Distribution fee payable to DDLP	199,875
Other expenses payable to DMC and affiliates*	22,569

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2008, the Fund was charged $48,366 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Trend Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended June 30, 2008, DDLP earned $26,029 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2008, DDLP received gross CDSC commissions of $215, $54,762 and $1,853 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2008, the Fund made purchases of $549,117,610 and sales of $858,060,600 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes was $663,824,818. At June 30, 2008, the net unrealized appreciation was $44,141,779, of which $110,394,432 related to unrealized appreciation of investments and $66,252,653 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2008 and 2007 was as follows:

	Year Ended
	6/30/08	6/30/07
Ordinary income	$ 317,423	$ —
Long-term capital gain	197,955,274	172,032,994
Total	$198,272,697	$172,032,994

5. Components of Net Assets on a Tax Basis

As of June 30, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$495,699,151
Undistributed long-term capital gains	19,564,090
Unrealized appreciation of investments	44,141,779
Net assets	$559,405,020

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and in kind distributions of Shareholder redemptions. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2008, the Fund recorded the following reclassifications:

Accumulated net investment loss	$ 6,862,410
Accumulated realized gain (loss)	(20,679,534)
Paid-in capital	13,817,124

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/08	6/30/07
Shares sold:
Class A	3,180,519	4,043,611
Class B	26,431	100,936
Class C	230,253	251,416
Class R	111,721	113,963
Institutional Class	865,242	1,396,292

Shares issued upon reinvestment of dividends and distributions:
Class A	6,607,267	4,909,479
Class B	1,215,463	996,849
Class C	1,186,704	1,017,959
Class R	46,325	25,954
Institutional Class	1,091,861	1,657,448
	14,561,786	14,513,907
Shares repurchased:
Class A	(10,081,980)	(11,292,101)
Class B	(2,097,413)	(2,257,791)
Class C	(1,599,706)	(2,717,165)
Class R	(125,766)	(118,111)
Institutional Class	(6,609,339)	(7,740,078)
	(20,514,204)	(24,125,246)
Net decrease	(5,952,418)	(9,611,339)

For the years ended June 30, 2008 and 2007, 668,930 Class B shares were converted to 560,677 Class A shares valued at $9,334,097 and 400,218 Class B shares were converted to 350,935 Class A shares valued at $7,291,837, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Trend Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2008, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of securities on loan was $144,149,444, for which the Fund received collateral, comprised of non-cash collateral valued at $544,171, and cash collateral of $149,511,280. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. In-Kind Redemptions

On September 28, 2007, the Delaware Trend Fund satisfied a withdrawal request with a transfer of securities and cash totaling $100,077,900, resulting in a net realized gain of $17,086,656.

Notes to financial statements
Delaware Trend Fund

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

(A)	(B)
Long-Term	Ordinary
Capital Gains	Income	Total	(C)
Distributions	Distributions*	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
100%	—	100%	—

(A) and (B) are based on a percentage of the Fund’s total distributions.
(D) is based on percentage of the Fund’s ordinary income distributions.
[1] Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended June 30, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $317,423 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 or 2008 Form 1099-DIV.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III – Delaware Trend Fund

We have audited the accompanying statement of net assets of Delaware Trend Fund (one of the series constituting Delaware Group Equity Funds III) (the Fund) as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Trend Fund of Delaware Group Equity Funds III at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 15, 2008

Other Fund information
Delaware Trend Fund

Board Consideration of Delaware Trend Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Trend Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware fund for the same class of shares in another Delaware fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware funds and the privilege to combine holdings in other Delaware funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the third quartile and fourth quartile, respectively. The Board noted that the Fund’s performance results were mixed. However, the Board recognized Management’s efforts to increase portfolio management depth, including the hiring of a new head of the equity department in 2007.

Other Fund information
Delaware Trend Fund

Board Consideration of Delaware Trend Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Fund management

Marshall T. Bassett
Senior Vice President, Chief Investment Officer — Emerging Growth Equity
Marshall T. Bassett leads the firm’s Emerging Growth Equity team, which focuses on small-, mid-, and smid-cap investment products and strategies. Before taking over leadership of the Emerging Growth Equity team, Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. Prior to joining Delaware Investments in 1997, he worked for eight years at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from The Fuqua School of Business at Duke University. Bassett is a member of The Fuqua School’s alumni board.

Barry S. Gladstein, CFA
Vice President, Portfolio Manager
Barry S. Gladstein is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in 1995, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of the CFA Society of Philadelphia.

Other Fund information
Delaware Trend Fund

Christopher M. Holland
Vice President, Portfolio Manager
Christopher M. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining the firm, Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA
Vice President, Portfolio Manager
Steven T. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III
Vice President, Portfolio Manager
Rudy D. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

Michael S. Tung, M.D.
Vice President, Portfolio Manager, Equity Analyst
Michael S. Tung, M.D., handles research and analysis and portfolio management in the healthcare sector for the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in November 2006 as an equity analyst covering the technology and healthcare sectors for the firm’s Emerging Markets team, he worked for 20 months as a vice president at the Galleon Group, performing fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard

Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Pembroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in the commonwealth of Massachusetts.

Lori P. Wachs, CFA
Vice President, Portfolio Manager
Lori P. Wachs is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments in 1992 after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	84	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	84	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of Investment
(January 1984–March 2004)		Committee
The Haverford School
(2002–Present)

Chairman of
Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Investment Committee
Member
Pennsylvania Horticultural
Society
(February 2006–Present)

President	84	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
Director
Executive Vice President		Allied Barton
University of Pennsylvania		Security Holdings
(April 1995–June 2002)

Founder and	84	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	84	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	84	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	84	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Chair of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	84	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	84	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director and Audit
Founder		Committee Member
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	84	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	84	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	84	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	84	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

     An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $64,700 for the fiscal year ended June 30, 2008.

____________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $80,300 for the fiscal year ended June 30, 2007.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended June 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended June 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $20,550 for the fiscal year ended June 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2008.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $29,950 for the fiscal year ended June 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2007.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2008.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2007.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $274,912 and $298,152 for the registrant’s fiscal years ended June 30, 2008 and June 30, 2007, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 26, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 26, 2008